As filed with the Securities and Exchange Commission on April 17, 2020

Securities Act Registration No. 2-27058 Investment Company Act File No. 811-1519

SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A REGISTRATION

STATEMENT UNDER

THE SECURITIES ACT OF 1933

Post-Effective Amendment No. 78

REGISTRATION STATEMENT

UNDER

THE INVESTMENT COMPANY ACT OF 1940

Amendment No. 56

State Farm Associates' Funds Trust

(Exact name of Registrant as Specified in Charter)

One State Farm Plaza, Bloomington, Illinois	61710-0001
(Address of Principal Executive Offices)	(Zip Code)
Registrant's Telephone Number, including Area Code (800) 447-0740
Alan Goldberg

Joe R. Monk, Jr.	Stradley Ronon Stevens & Young, LLP
One State Farm Plaza	191 North Wacker Drive, Suite 1601
Bloomington, Illinois 61710-0001	Chicago, Illinois 60606

(Names and addresses of agents for service)

Amending Parts A, B and C, and filing exhibits

It is proposed that this filing will become effective:

☒immediately upon filing pursuant to rule 485(b)

⬜on April 1, 2020 pursuant to rule 485(b)

⬜60 days after filing pursuant to rule 485(a)(1)

⬜ on	pursuant to Rule 485(a)(1)

⬜75 days after filing pursuant to rule 485(a)(2)

⬜ on	pursuant to rule 485(a)(2)

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, State Farm Associates' Funds Trust, certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 485(b) under the 1933 act and has duly caused this amendment to the registration statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Bloomington, and State of Illinois on the 17th day of April 2020.

STATE FARM ASSOCIATES' FUNDS TRUST

By: /s/ Joe R. Monk, Jr.

Joe R. Monk, Jr.

Trustee, President and Chairperson of the Board

Pursuant to the Securities Act of 1933, this amendment to the Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ Joe R. Monk, Jr.

*Paul J. Smith

*Thomas M. Mengler

*David L. Vance

*Alan R. Latshaw

*Anita M. Nagler

Trustee, President and Chairperson of the Board	April 17, 2020
Trustee	April 17, 2020
Trustee	April 17, 2020
Trustee	April 17, 2020
Trustee	April 17, 2020
Trustee	April 17, 2020

By: /s/ David Moore

David Moore

Attorney-In-Fact

*Original power of attorney authorizing David Moore, among others, to execute this Registration Statement, and amendments thereto, for the trustee of the Registrant on whose behalf this Registration Statement is filed, has been executed and is attached to this Amendment to the Registration Statement.

EXHIBIT INDEX

Index No.	Description of Exhibit

EX-101.INS      XBRL Instance Document

EX-101.SCH       XBRL Taxonomy Extension Schema Document

EX-101.CAL      XBRL Taxonomy Extension Calculation Linkbase

EX-101.DEF      XBRL Taxonomy Extension Definition Linkbase

EX-101.LAB      XBRL Taxonomy Extension Labels Linkbase

EX-101.PRE      XBRL Taxonomy Extension Presentation Linkbase

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